Commitments and Contingencies - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2018 MXN ($)	Dec. 31, 2023 BRL (R$)
Disclosure of commitments and contingencies [line items]
Fine imposed on sanction procedure initiated by triggered breach				$ 2,543,937
Monetary correction in a total amount of regulatory matters		$ 14,579,000	R$ 4,178,000
Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	$ 39,637,229				R$ 11,359,145
Provision for taxes [member] | Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	5,314,821				1,523,109
Provision for taxes [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Provision	3,502,153				1,003,639
Provision for taxes [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Provision	5,749,593				1,647,705
Provision for taxes [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Provision	1,443,933				413,799
Provision for taxes [member] | Tax Credit Related to Income Tax and Social Contribution Over Profits [Member]
Disclosure of commitments and contingencies [line items]
Provision	135,398				38,802
Provision for taxes [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Provision	4,106,726				1,176,896
Provision for taxes [member] | Telecommunications Technology Development Fund [Member]
Disclosure of commitments and contingencies [line items]
Provision	450				129
Provision for taxes [member] | Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	45,304				12,983
Provision for taxes [member] | IRRF And Cide Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Provision	$ 134,229				38,467
Agencia Nacional de telecomunicacoes [member]
Disclosure of commitments and contingencies [line items]
Inflation-related adjustments applicable to percentage of concessions price	60.00%
Related matters [member] | Provision for taxes [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 20,725,637				5,939,505
Tax contingent liability [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	5,962,223				1,708,640
Tax contingent liability [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	17,376,221				4,979,637
Tax contingent liability [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	13,754,400				3,941,704
Tax contingent liability [member] | Tax Credit Related to Income Tax and Social Contribution Over Profits [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	5,965,336				1,709,532
Tax contingent liability [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,431,497				1,269,968
Tax contingent liability [member] | Telecommunications Technology Development Fund [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	6,230,607				1,785,553
Tax contingent liability [member] | Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	2,139,175				613,040
Tax contingent liability [member] | IRRF And Cide Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,757,143				1,363,291
Tax contingent liability [member] | Related matters [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	123,637,128				35,431,641
Contingent liabilities [member] | TFI [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	21,754,988				6,234,494
Provision for Monetary correction in a total amount of regulatory matters [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 5,203,092				R$ 1,491,090